Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2025	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000012133 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	$ 10,000		$ 10,594.25	$ 11,933.44	$ 11,762.98	$ 13,881.5	$ 15,727.65	$ 17,787.39	$ 15,535.52	$ 17,948.49	$ 20,132.11	$ 22,402.87
C000012135 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	10,000		11,201	13,710	13,028	17,127	20,736	26,309	21,295	26,967	33,376	39,197
C000012136 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	5,000,000		5,602,848	6,859,821	6,520,216	8,574,899	10,382,731	13,177,078	10,668,592	13,513,799	16,731,458	19,655,349
C000012143 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Shares
Accumulated Value	5,000,000		6,288,779	7,111,077	6,500,389	8,015,012	8,904,671	11,318,837	9,494,001	11,011,927	11,963,578	12,677,066
C000012142 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Admiral Shares
Accumulated Value	10,000		12,573	14,214	12,989	16,012	17,782	22,597	18,949	21,971	23,863	25,279
Dow Jones U S Total Stock Market Float Adjusted Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dow Jones U.S. Total Stock Market Float Adjusted Index
Accumulated Value	10,000		11,261.94	13,645.23	12,922.51	16,915.56	20,432.42	25,674.88	20,660.81	26,044.79	32,262.99	37,765.3
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		10,024.81	10,571	10,706.52	11,513.3	12,113.41	12,297.2	11,248.77	11,968.85	12,094.94	12,608.4
Dow Jones U S Total Stock Market Float Adjusted C000012136 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,630,969	6,822,613	6,461,257	8,457,782	10,216,212	12,837,440	10,330,405	13,022,396	16,131,497	18,882,651
Dow Jones U S Total Stock Market Float Adjusted C000012135 Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		11,262	13,645	12,923	16,916	20,432	25,675	20,661	26,045	32,263	37,765
Tax Managed Balanced Composite Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Tax-Managed Balanced Composite Index
Accumulated Value	10,000		10,611.74	11,964.94	11,810.05	13,998.5	15,979.41	18,087.22	15,891.03	18,378.16	20,641.84	23,054.73
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Accumulated Value	10,000		11,205	13,636	12,983	17,063	20,640	26,101	21,108	26,708	33,255	39,030
Russell 1000 C000012136 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		5,602,691	6,817,753	6,491,584	8,531,637	10,320,148	13,050,343	10,554,213	13,354,167	16,627,410	19,514,893
S And P SmallCap 600 C000012143 Index [Member]
Account Value [Line Items]
Accumulated Value	5,000,000		6,327,788	7,165,236	6,557,499	8,051,427	8,960,200	11,363,280	9,533,985	11,064,434	12,026,649	12,750,171
S And P SmallCap 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P SmallCap 600 Index
Accumulated Value	$ 10,000		$ 12,656	$ 14,330	$ 13,115	$ 16,103	$ 17,920	$ 22,727	$ 19,068	$ 22,129	$ 24,053	$ 25,500